Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		$ 4,976	[1]	$ 9,307	[1]	$ 1,063
Exchange difference		(76)		(861)		99
Additions		83		1,951		8,670
Transfers				0		0
Disposals		2				39
Depreciation		707		723		486
Impairment loss	[2]			(4,698)
Property, plant and equipment at end of period		4,274		4,976	[1]	9,307	[1]
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		6,597		10,205		1,475
Property, plant and equipment at end of period		6,602		6,597		10,205
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		(1,621)		(898)		(412)
Property, plant and equipment at end of period		(2,328)		(1,621)		(898)
Laboratory equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		4,472		5,025		645
Exchange difference		(73)		(414)		82
Additions		83		312		4,636
Transfers				43		0
Disposals		1				34
Depreciation		494		494		304
Impairment loss	[2]			0
Property, plant and equipment at end of period		3,987		4,472		5,025
Laboratory equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		5,494		5,553		869
Property, plant and equipment at end of period		5,503		5,494		5,553
Laboratory equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		(1,022)		(528)		(224)
Property, plant and equipment at end of period		(1,516)		(1,022)		(528)
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		361		483		100
Exchange difference		(3)		(36)		9
Additions		0		65		122
Transfers				0		378
Disposals		0				0
Depreciation		131		151		126
Impairment loss	[2]			0
Property, plant and equipment at end of period		227		361		483
Leasehold improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		762		733		224
Property, plant and equipment at end of period		759		762		733
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		(401)		(250)		(124)
Property, plant and equipment at end of period		(532)		(401)		(250)
Office equipment, furniture and others
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		143		101		26
Exchange difference		0		1		3
Additions		0		119		133
Transfers				0		0
Disposals		1				5
Depreciation		82		78		56
Impairment loss	[2]			0
Property, plant and equipment at end of period		60		143		101
Office equipment, furniture and others | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		341		221		90
Property, plant and equipment at end of period		340		341		221
Office equipment, furniture and others | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		(198)		(120)		(64)
Property, plant and equipment at end of period		(280)		(198)		(120)
Assets under constructioni
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		0		3,698		292
Exchange difference		0		(412)		5
Additions		0		1,455		3,779
Transfers				(43)		(378)
Disposals		0				0
Depreciation		0		0		0
Impairment loss	[2]			(4,698)
Property, plant and equipment at end of period		0		0		3,698
Assets under constructioni | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		0		3,698		292
Property, plant and equipment at end of period		0		0		3,698
Assets under constructioni | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period		0		0		0
Property, plant and equipment at end of period		$ 0		$ 0		$ 0

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]	The Group terminated a plan to build a facility for research and development laboratory, manufacturing and office use in the Taicang High-Tech Industrial Development Zone and recognized net impairment losses on the construction in process of USD 4.7 million for the year ended December 31, 2022.